UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07850

                                                         PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                                   Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                     Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

February 28, 2014 (Unaudited)

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on February 28, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2014, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.
1

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.2%
Federal Farm Credit Bank — 4.3%
Federal Farm Credit Bank
0.250%, 07/28/14	$800	$800
0.280%, 12/11/14	500	501
Federal Farm Credit Bank (FRN)
0.420%, 03/17/14	1,000	1,000
0.216%, 04/21/14	400	400
0.350%, 05/29/14	450	450
0.135%, 08/15/14	750	750

		3,901

Federal Home Loan Bank — 17.9%
Federal Home Loan Bank
2.375%, 03/14/14	800	800
0.070%, 03/17/14	900	900
0.060%, 03/18/14	900	900
0.125%, 03/27/14	900	900
0.120%, 03/28/14	800	800
2.500%, 06/13/14	850	856
0.125%, 07/25/14	800	800
Federal Home Loan Bank (DN)
0.035%, 03/07/14	2,000	2,000
0.085%, 03/21/14	550	550
0.056%, 03/26/14	945	945
0.091%, 03/28/14	800	800
0.080%, 04/08/14	800	800
0.051%, 04/09/14	1,000	1,000
0.122%, 05/01/14	200	200
0.120%, 05/16/14	560	560
0.120%, 05/19/14	700	700
0.091%, 07/18/14	800	800
Federal Home Loan Bank (FRN)
0.085%, 06/27/14	900	900
0.122%, 01/13/15	1,000	1,000

		16,211

Federal Home Loan Mortgage Corporation — 16.3%
Federal Home Loan Mortgage Corporation
0.375%, 04/28/14	1,750	1,750
1.000%, 07/30/14	750	753
0.250%, 08/14/14	800	800
1.000%, 08/20/14	800	803
Federal Home Loan Mortgage Corporation (DN)
0.110%, 03/18/14	1,000	1,000
0.095%, 03/19/14	800	800
0.071%, 03/31/14	1,300	1,300
0.001%, 05/05/14	400	400
0.110%, 05/08/14	750	750
0.071%, 05/08/14	700	700
0.090%, 05/14/14	800	800
0.110%, 05/16/14	1,000	1,000
0.100%, 05/16/14	428	428
1.000%, 05/19/14	900	900
0.081%, 06/05/14	300	300
0.081%, 06/12/14	697	697
0.080%, 06/17/14	500	500
0.120%, 06/27/14	760	759
0.130%, 08/19/14	297	297

		14,737

	Par (000)	Value (000)
Federal National Mortgage Association — 10.7%
Federal National Mortgage Association
2.500%, 05/15/14	$1,000	$1,005
0.875%, 08/28/14	800	803
Federal National Mortgage Association (DN)
0.081%, 03/26/14	800	800
0.051%, 04/16/14	900	900
0.071%, 05/07/14	500	500
0.110%, 05/19/14	1,000	1,000
0.051%, 05/20/14	800	800
0.086%, 06/23/14	383	383
0.091%, 07/14/14	700	700
0.080%, 07/15/14	750	750
0.078%, 07/17/14	800	799
0.130%, 08/01/14	300	300
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	1,000	1,000

		9,740

Total U.S. Government Agency Obligations (Cost $44,589)		44,589

U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Note — 1.8%
0.090%, 01/31/16 (FRN)	1,600	1,600

Total U.S. Treasury Obligation (Cost $1,600)		1,600

	Number of Shares
MONEY MARKET FUND — 0.5%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS — 46.3%

Deutsche Bank Securities, Inc.

0.060% (dated 02/28/14, due 03/03/14, repurchase price $11,000,055, collateralized by Federal Home Loan Mortgage Corporation Bonds and U.S. Treasury Note, 2.750% to 4.000%, due 02/15/24 to 05/01/43, total value $11,220,010)	$11,000	11,000

HSBC Securities USA

0.050% (dated 02/28/14, due 03/03/14, repurchase price $10,000,042, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.500%, due 10/01/27, total value $10,202,963)	10,000	10,000

See Notes to Schedules of Investments.
2

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Merrill Lynch Pierce Fenner and Smith

0.040% (dated 02/28/14, due 03/03/14, repurchase price $10,012,033, collateralized by Federal Farm Credit Bank Bond, Federal Home Loan Bank Bond and Federal Home Loan Mortgage Corporation Bond, 0.000% to 5.375%, due 03/27/14 to 01/13/22, total value $10,215,131)	$10,012	$10,012

Toronto Dominion Securities LLC

0.060% (dated 02/28/14, due 03/03/14, repurchase price $11,000,055, collateralized by U.S. Treasury Bill and U.S. Treasury Notes, 0.000% to 0.625%, due 04/24/14 to 02/15/17, total value $11,220,029)	11,000	11,000

Total Repurchase Agreements (Cost $42,012)		42,012

TOTAL INVESTMENTS — 97.8% (Cost $88,701)*		88,701

Other Assets & Liabilities — 2.2%		1,985

TOTAL NET ASSETS — 100.0%		$90,686

*	Also cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	42,012	–	42,012

U.S. Government Agency Obligations	–	44,589	–	44,589

U.S. Treasury Obligation	–	1,600	–	1,600

Total Assets - Investments in Securities	$500	$88,201	$–	$88,701

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
3

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 2.9%
Automotive — 2.7%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.230%, 08/15/14	$246	$246
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	1,004	1,004
Fifth Third Auto Trust,
Series 2014-1, Cl A1
0.200%, 03/16/15	7,700	7,700
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A1
0.230%, 01/15/15 144A	4,594	4,594
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	1,490	1,490
Honda Auto Receivables Owner Trust,
Series 2013-4, Cl A1
0.240%, 11/18/14	3,805	3,805
Hyundai Auto Receivables Trust,
Series 2013-C, Cl A1
0.220%, 09/15/14	474	474
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 02/17/15	2,050	2,050
M&T Bank Auto Receivables Trust,
Series 2013-1A Cl A1
0.250%, 09/15/14 144A	1,028	1,028
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	86	86
Porsche Innovative Lease Owner Trust,
Series 2013-1, Cl A1
0.230%, 11/24/14 144A	1,509	1,509
Volkswagen Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 02/20/15	3,631	3,631
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A1
0.230%, 11/20/14	3,355	3,355
World Omni Auto Receivables Trust,
Series 2013-B, Cl A1
0.240%, 11/17/14	1,525	1,525

		32,497

Equipment — 0.2%
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	1,092	1,091
GE Equipment Midticket LLC
Series 2013-1, Cl A1
0.230%, 09/22/14	1,419	1,419

		2,510

Total Asset-Backed Securities (Cost $35,007)		35,007

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 13.7%
Banks — 1.0%
Citibank NA
0.160%, 05/19/14	$10,000	$10,000
JPMorgan Chase Bank
0.420%, 08/11/14	1,768	1,769

		11,769

Yankee — 12.7%
ANZ Banking Group NY
0.175%, 03/03/14	8,200	8,200
Bank of Montreal Chicago
1.000%, 03/03/14	7,500	7,500
0.130%, 03/17/14	8,000	8,000
0.210%, 04/22/14	7,700	7,700
Bank of Montreal Chicago (FRN)
0.567%, 08/08/14	7,000	7,012
Bank of Nova Scotia
0.210%, 08/13/14	9,000	9,000
Bank of Tokyo-Mitisubishi
0.200%, 03/05/14	16,000	16,000
Canadian Imperial Bank of Commerce NY (FRN)
0.296%, 07/24/14	9,400	9,400
Nordea Bank Finland NY
0.220%, 03/12/14	1,000	1,000
0.175%, 03/24/14	13,200	13,200
0.215%, 03/25/14	4,200	4,200
Overseas-Chinese Banking NY
0.180%, 04/07/14	19,500	19,500
Royal Bank of Canada NY (FRN)
0.154%, 03/13/14	3,000	3,000
Standard Chartered Bank NY
0.300%, 03/03/14	4,550	4,550
Svenska Handelsbanken NY
0.175%, 03/24/14	12,600	12,600
0.170%, 05/20/14	10,000	10,000
Westpac Banking
0.290%, 10/29/14	10,000	10,000
Westpac Banking (FRN)
0.270%, 04/15/14	1,500	1,500

		152,362

Total Certificates of Deposit (Cost $164,131)		164,131

ASSET-BACKED COMMERCIAL PAPER† — 21.3%
Financial Services — 21.3%
Alpine Securitization
0.170%, 03/03/14	8,300	8,300
0.168%, 03/06/14	3,530	3,530
0.130%, 04/17/14	3,000	2,999
0.170%, 04/17/14	12,000	11,997
0.170%, 04/22/14	6,800	6,798
Bedford Row Funding
0.150%, 03/17/14	6,200	6,200
Collateralized CP LLC
0.200%, 03/11/14	6,500	6,500
0.150%, 03/24/14	9,000	8,999
0.150%, 03/25/14	9,000	8,999
Erste Abwicklungsanstalt
0.160%, 03/03/14	5,600	5,600
0.080%, 03/10/14	8,000	8,000
0.150%, 04/16/14	5,350	5,349

See Notes to Schedules of Investments.
4

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
0.160%, 04/25/14	$6,250	$6,248
Fairway Finance LLC
0.140%, 04/07/14	6,622	6,621
Gemini Securitization
0.200%, 03/04/14	2,600	2,600
0.150%, 03/20/14	2,500	2,500
Gotham Funding
0.140%, 03/19/14	7,000	6,999
Govco LLC
0.100%, 03/03/14	5,000	5,000
0.140%, 03/18/14	14,600	14,599
Kells Funding LLC
0.180%, 04/02/14	10,000	9,998
Liberty Street Funding LLC
0.150%, 03/07/14	6,500	6,500
0.130%, 03/17/14	4,000	4,000
0.150%, 03/17/14	6,000	6,000
0.180%, 03/18/14	4,600	4,600
Nieuw Amsterdam Receivables
0.100%, 03/04/14	6,000	6,000
0.160%, 04/03/14	20,500	20,497
Northern Pines Funding LLC
0.200%, 03/31/14	10,000	9,998
0.240%, 05/28/14	10,000	9,994
Regency Market No. 1 LLC
0.000%, 03/17/14	4,650	4,650
0.150%, 03/20/14	8,000	7,999
Sheffield Receivables
0.150%, 03/26/14	10,350	10,349
0.180%, 05/12/14	12,300	12,295
Starbird Funding
0.220%, 03/10/14	1,500	1,500
Sydney Capital
0.130%, 03/10/14	10,000	10,000
0.200%, 04/24/14	1,300	1,300
Thunder Bay Funding LLC
0.160%, 04/25/14	1,250	1,250

		254,768

Total Asset-Backed Commercial Paper (Cost $254,768)		254,768

COMMERCIAL PAPER† — 29.1%
Banks — 22.9%
Abbey National North America
0.260%, 03/19/14	950	950
0.200%, 03/24/14	9,000	8,999
0.300%, 04/25/14	7,100	7,097
0.260%, 07/02/14	10,650	10,640
Australia & New Zealand Banking Group
0.170%, 03/20/14	14,300	14,299
Bank of Nova Scotia
0.210%, 04/25/14	9,000	8,997
0.220%, 05/19/14	13,000	12,994
Bank of Tokyo-Mitisubishi
0.150%, 03/20/14	5,000	5,000
0.170%, 04/22/14	7,000	6,998
0.190%, 05/02/14	4,450	4,449
BNP Paribas Finance
0.160%, 03/07/14	11,500	11,500
0.200%, 04/24/14	6,000	5,998
0.210%, 05/06/14	13,000	12,995

	Par (000)	Value (000)

0.210%, 05/06/14	$4,600	$4,598
Deutsche Bank Financial
0.160%, 03/05/14	10,500	10,500
DNB Bank ASA
0.250%, 03/13/14	4,000	4,000
0.230%, 03/18/14	2,200	2,200
0.160%, 05/05/14	10,000	9,997
0.200%, 05/12/14	9,500	9,496
0.245%, 05/12/14	5,200	5,197
HSBC USA
0.180%, 04/04/14	6,000	5,999
0.180%, 06/20/14	10,000	9,994
0.200%, 06/20/14	5,000	4,997
0.230%, 08/11/14	9,000	8,991
JPMorgan Chase
0.230%, 03/17/14	3,300	3,300
National Australia Funding Delaware
0.140%, 03/26/14	9,000	8,999
0.185%, 05/27/14	12,100	12,095
Overseas-Chinese Banking
0.200%, 03/18/14	15,000	14,999
Rabobank USA Financial
0.210%, 04/03/14	3,400	3,399
0.240%, 04/22/14	2,000	1,999
0.240%, 05/13/14	2,100	2,099
Standard Chartered Bank
0.150%, 05/19/14	9,000	8,997
UBS Finance
0.150%, 04/30/14	7,350	7,348
Westpac Banking
0.140%, 03/28/14	24,000	23,997

		274,117

Financial Services — 1.2%
JPMorgan Securities
0.220%, 07/29/14	8,800	8,792
Paccar Financial
0.100%, 03/24/14	5,260	5,260

		14,052

Food, Beverage & Tobacco — 1.0%
Coca-Cola
0.190%, 04/24/14	9,400	9,397
0.170%, 06/02/14	2,500	2,499

		11,896

Healthcare — 1.2%
Catholic Health Initiatives
0.150%, 05/12/14	8,700	8,697
0.160%, 06/09/14	5,500	5,498

		14,195

Insurance — 2.8%
Metlife Short-Term Funding
0.130%, 03/17/14	5,000	5,000
0.140%, 03/17/14	4,928	4,927
0.150%, 03/19/14	12,916	12,915
0.110%, 04/07/14	10,000	9,999

		32,841

Total Commercial Paper (Cost $347,101)		347,101

See Notes to Schedules of Investments.
5

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 1.3%
Banks — 0.9%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	$2,800	$2,882
Wells Fargo Bank NA (MTN) (FRN)
0.293%, 03/13/15	8,000	8,000

		10,882

Financial Services — 0.4%
Toyota Motor Credit (MTN) (FRN)
0.239%, 10/08/14	4,000	4,000

Total Corporate Bonds (Cost $14,882)		14,882

FUNDING AGREEMENT — 0.7%
New York Life Funding Agreement
0.237%, 06/13/14 (A)	8,000	8,000

Total Funding Agreement (Cost $8,000)		8,000

MUNICIPAL SECURITIES — 9.5%
Connecticut — 1.5%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN)
0.020%, 03/07/14	7,800	7,800
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.020%, 03/07/14	10,000	10,000

		17,800

Mississippi — 1.2%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB)
Series C (VRDN)
0.030%, 03/07/14	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB)
Series E (VRDN)
0.030%, 03/03/14	8,000	8,000

		14,000

Ohio — 3.3%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.020%, 03/03/14	10,260	10,260
Ohio State (GO) Series B (VRDN)
0.020%, 03/07/14	11,300	11,300
Ohio State Common Schools (GO)
Series B (VRDN)
0.020%, 03/07/14	3,660	3,660
Ohio State University (RB) Series B (VRDN)
0.020%, 03/07/14	14,115	14,115

		39,335

	Par (000)	Value (000)

Texas — 2.6%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.030%, 03/03/14	$12,350	$12,350
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.030%, 03/03/14	3,845	3,845
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.030%, 03/03/14	1,100	1,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.030%, 03/07/14	14,500	14,500

		31,795

Virginia — 0.9%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.020%, 03/07/14	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.020%, 03/07/14	5,700	5,700

		10,800

Total Municipal Securities (Cost $113,730)		113,730

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank (DN)
0.095%, 04/30/14	3,890	3,889

Federal Home Loan Mortgage Corporation — 0.5%
Federal Home Loan Mortgage Corporation (DN)
0.001%, 05/05/14	6,000	5,999

Total U.S. Government Agency Obligations (Cost $9,888)		9,888

See Notes to Schedules of Investments.
6

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.5%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	$30,000

Total Money Market Fund (Cost $30,000)		30,000

	Par (000)
REPURCHASE AGREEMENTS — 17.6%

Deutsche Bank Securities, Inc.

0.060% (dated 02/28/14, due 03/03/14, repurchase price $38,000,190, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and U.S. Treasury Note, 2.750% to 5.500%, due 02/15/24 to 09/01/43, total value $38,760,086)	$38,000	38,000

Goldman Sachs & Co.

0.050% (dated 02/28/14, due 03/03/14, repurchase price $34,000,142, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 6.000%, due 11/01/28 to 10/01/43, total value $34,680,001)	34,000	34,000

0.160% (dated 11/29/13, due 03/03/14, repurchase price $18,001,890, collateralized by Certificates of Deposit, Commercial Paper, Corporate Bonds and Federal National Mortgage Association Bond, 0.000% to 5.000%, due 03/03/14 to 09/01/40, total value $18,514,785) (A)	18,000	18,000

HSBC Securities USA

0.050% (dated 02/28/14, due 03/03/14, repurchase price $28,000,117, collateralized by Federal National Mortgage Association Bond, 5.000%, due 10/01/17, total value $28,560,998)	28,000	28,000

Merrill Lynch Pierce Fenner and Smith

0.040% (dated 02/28/14, due 03/03/14, repurchase price $25,719,082, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 1.125% to 6.750%, due 04/27/17 to 03/15/31, total value $25,214,588)	24,719	24,719

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Toronto Dominion Securities LLC

0.090% (dated 02/28/14, due 03/03/14, repurchase price $40,000,300, collateralized by Corporate Bonds and Medium Term Notes, 0.000% to 6.950%, due 03/15/14 to 03/15/24, total value $42,000,001)	$40,000	$40,000

0.060% (dated 02/28/14, due 03/03/14, repurchase price $28,000,140, collateralized by U.S. Treasury Notes, 1.750% to 2.250%, due 01/31/15 to 08/15/21, total value $28,560,025)	28,000	28,000

Total Repurchase Agreements (Cost $210,719)		210,719

TOTAL INVESTMENTS — 99.4% (Cost $1,188,226)*		1,188,226

Other Assets & Liabilities — 0.6%		7,000

TOTAL NET ASSETS — 100.0%		$1,195,226

* Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total value of illiquid securities is $26,000 (000) and represents 2.2% of net assets as of February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,013 (000) and represents 0.8% of net assets as of February 28, 2014.

See Notes to Schedules of Investments.
7

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$254,768	$–	$254,768

Asset-Backed Securities	–	35,007	–	35,007

Certificates of Deposit	–	164,131	–	164,131

Commercial Paper	–	347,101	–	347,101

Corporate Bonds	–	14,882	–	14,882

Funding Agreement	–	8,000	–	8,000

Money Market Fund	30,000	–	–	30,000

Municipal Securities	–	113,730	–	113,730

Repurchase Agreements	–	210,719	–	210,719

U.S. Government Agency Obligations	–	9,888	–	9,888

Total Assets - Investments in Securities	$30,000	$1,158,226	$–	$1,188,226

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
8

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 35.5%
U.S. Treasury Bills† — 13.1%
0.064%, 03/06/14	$1,000	$1,000
0.022%, 04/17/14	2,000	2,000
0.060%, 04/17/14	2,000	2,000
0.064%, 04/24/14	2,000	2,000
0.072%, 04/24/14	1,100	1,100
0.085%, 04/24/14	1,200	1,200
0.090%, 05/01/14	4,000	3,999
0.088%, 05/08/14	2,000	2,000
0.085%, 05/15/14	2,000	2,000
0.100%, 05/29/14	1,500	1,500
0.093%, 06/05/14	2,000	1,999
0.082%, 06/26/14	2,000	1,999
0.060%, 07/17/14	2,000	1,999

		24,796

U.S. Treasury Notes — 22.4%
0.250%, 03/31/14	5,000	5,000
1.250%, 04/15/14	5,000	5,007
0.250%, 04/30/14	5,100	5,101
1.875%, 04/30/14	3,000	3,009
1.000%, 05/15/14	1,000	1,002
0.250%, 05/31/14	3,000	3,001
0.250%, 06/30/14	2,500	2,502
2.625%, 06/30/14	3,400	3,428
0.125%, 07/31/14	5,000	5,001
0.500%, 08/15/14	2,000	2,004
0.250%, 09/15/14	500	500
0.500%, 10/15/14	2,000	2,005
0.375%, 11/15/14	1,500	1,502
0.090%, 01/31/16 (FRN)	3,300	3,300

		42,362

Total U.S. Treasury Obligations (Cost $67,158)		67,158

	Number of Shares
MONEY MARKET FUND — 0.8%
Invesco Treasury Portfolio	1,530,159	1,530

Total Money Market Fund (Cost $1,530)		1,530

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 64.3%

Deutsche Bank Securities, Inc.

0.050% (dated 02/28/14, due 03/03/14, repurchase price $35,000,146, collateralized by U.S. Treasury Notes, 1.380% to 2.750%, due 06/30/18 to 02/15/24, total value $35,700,097)	$35,000	$35,000

HSBC Securities USA

0.040% (dated 02/28/14, due 03/03/14, repurchase price $15,000,050, collateralized by U.S. Treasury Bond, 8.000%, due 011/15/21, total value $15,302,712)	15,000	15,000

Merrill Lynch Pierce Fenner and Smith

0.040% (dated 02/28/14, due 03/03/14, repurchase price $25,000,083, collateralized by U.S. Treasury Note, 1.000%, due 03/31/17, total value $25,500,009)	25,000	25,000

Toronto Dominion Securities LLC

0.050% (dated 02/28/14, due 03/03/14, repurchase price $20,000,083, collateralized by Treasury Inflation Protected Bond and U.S. Treasury Note, 2.380% to 4.500%, due 01/15/17 to 05/15/17, total value $20,400,054)	20,000	20,000

UBS Securities LLC

0.040% (dated 02/28/14, due 03/03/14, repurchase price $26,629,089, collateralized by U.S. Treasury Notes, 0.380% to 2.000%, due 01/31/16 to 02/15/22, total value $27,161,603)	26,629	26,629

Total Repurchase Agreements (Cost $121,629)		121,629

TOTAL INVESTMENTS — 100.6% (Cost $190,317)*		190,317

Other Assets & Liabilities — (0.6)%		(1,111)

TOTAL NET ASSETS — 100.0%		$189,206

* Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.
9

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$1,530	$–	$–	$1,530

Repurchase Agreements	–	121,629	–	121,629

U.S. Treasury Obligations	–	67,158	–	67,158

Total Assets - Investments in Securities	$1,530	$188,787	$–	$190,317

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
10

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2014 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the PNC Advantage Institutional Government Money Market Fund, the PNC Advantage Institutional Money Market Fund and the PNC Advantage Institutional Treasury Money Market Fund (individually, each a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on February 28, 2014 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

11

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2014 (Unaudited)

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A Custodial Undertaking in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

2. Affiliated Fund

The PNC Financial Services Group, Inc. (“PNC Group”) owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of PNC Capital Advisors, LLC (the “Adviser”). The PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments. During the nine-month period ended February 28, 2014, the Fund had purchases and sales of shares of the affiliated fund of $25,000,000 and $10,000,000, respectively.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the

12

Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

For further discussion of Market and Credit Risk, please see the Funds’ Prospectus.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

13

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	4/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date	4/23/14

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	4/15/14

* Print the name and title of each signing officer under his or her signature.